Subsequent events - Turkcell Odeme and Turkcell Finansman AS (Details) - TRY (₺) ₺ in Thousands	Mar. 06, 2023	Feb. 01, 2023	Nov. 23, 2022	Dec. 31, 2022	Nov. 03, 2022
Subsequent events
Issuance of debt securities			₺ 500,000
Debt securities issuance limit				₺ 1,000,000	₺ 1,000,000
Issuance of securities and lease certificates | Turkcell Odeme
Subsequent events
Issuance of lease certificate		₺ 150,000
Lease certificate issuance limit		₺ 1,000,000
Issuance of securities and lease certificates | Turkcell Finansman
Subsequent events
Issuance of debt securities	₺ 250,000
Debt securities issuance limit	₺ 1,000,000